Schedule of Future Maturities of Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
2016		$ 15,228
2017		8,727
2018		7,564
2019		7,321
2020		6,579
Thereafter		1,142,970
Total	$ 946,301	$ 1,188,389	$ 1,133,202